GEOGRAPHIC AND SIGNIFICANT CUSTOMER INFORMATION - Schedule of Revenue and Long-lived Assets by Region (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Revenues from External Customers and Long-Lived Assets
Total revenue	$ 350,632	$ 313,404	$ 312,062
Total EMEA
Revenues from External Customers and Long-Lived Assets
Total revenue	315,900	283,743	259,304
Israel
Revenues from External Customers and Long-Lived Assets
Total revenue	242,932	215,312	201,610
Germany
Revenues from External Customers and Long-Lived Assets
Total revenue	53,966	53,480	44,486
Other
Revenues from External Customers and Long-Lived Assets
Total revenue	19,002	14,950	13,208
Total Americas
Revenues from External Customers and Long-Lived Assets
Total revenue	20,910	17,176	45,126
United States
Revenues from External Customers and Long-Lived Assets
Total revenue	14,237	10,029	35,139
Other
Revenues from External Customers and Long-Lived Assets
Total revenue	6,673	7,147	9,987
APAC
Revenues from External Customers and Long-Lived Assets
Total revenue	$ 13,822	$ 12,486	$ 7,633